Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Current assets:
Cash	$ 1,813	$ 1,284	$ 579
Accounts receivable, net	216	110	122
Inventory, net	665	186	162
Prepaid expenses and other current assets	85	104	125
Total current assets	$ 2,779	1,684	988
Property and equipment, net		1	7
Other assets, net of accumulated amortization	$ 1,526	1,684	1,894
Total assets	4,305	3,369	2,889
Current liabilities:
Senior secured note payable, net of debt discount of $142 at December 31, 2013			1,358
Accounts payable	924	835	1,073
Accrued expenses	154	342	365
Deferred revenue, current portion	70	70	703
Total current liabilities	$ 1,148	1,247	3,499
Warrant liability		7,386	$ 3,109
Long-term portion of deferred revenue	$ 365	417
Total liabilities	$ 1,513	$ 9,050	$ 6,608
Commitments and Contingencies
Stockholders' equity (deficit):
Preferred stock value
Common stock value	$ 45	$ 30	$ 18
Additional paid-in capital	118,993	108,382	102,983
Accumulated other comprehensive income	72	72	74
Accumulated deficit	(116,318)	(114,165)	(106,794)
Total stockholders' equity (deficit)	2,792	(5,681)	(3,719)
Total liabilities and stockholders' equity (deficit)	$ 4,305	$ 3,369	$ 2,889